Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Estimated Useful Life Of Property and Equipment

Leasehold improvements are amortized using the straight-line method over the remaining lease term or the life of the asset, whichever is shorter.

Description	Estimated Useful Life

Office equipment and furniture	5 to 7 years
Leasehold improvements	3 years
Computer equipment	3 years

Basic and Diluted Loss Per Share

Basic loss per share is computed by dividing the loss available to common shareholders by the weighted-average number of common shares outstanding. Diluted loss per share is computed similarly to basic loss per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive.

	For the Three Months Ended September 30,						For the Nine Months Ended September 30,
		2012			2011			2012			2011
	Loss	Shares	Per Share	Loss	Shares	Per Share	Loss	Shares	Per Share	Loss	Shares	Per Share
	(Numerator)	(Denominator)	Amount	(Numerator)	(Denominator)	Amount	(Numerator)	(Denominator)	Amount	(Numerator)	(Denominator)	Amount
Net loss	$(3,014,640)			$(1,757,997)			$(5,858,578)			$(5,810,148)
Less: Preferred stock dividends	-			-			-			(81,651)

Basic and Diluted EPS
Loss available to common stockholders	$(3,014,640)	36,334,942	$(0.08)	$(1,757,997)	36,255,098	$(0.05)	$(5,858,578)	36,315,453	$(0.16)	$(5,891,799)	33,923,120	$(0.17)

Basic loss per share is computed by dividing the loss available to common shareholders by the weighted-average number of common shares outstanding. Diluted loss per share is computed similarly to basic loss per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive.

	For the Year Ended December 31,
		2011			2010
	Loss	Shares	Per Share	Loss	Shares	Per Share
	(Numerator)	(Denominator)	Amount	(Numerator)	(Denominator)	Amount
Net loss	$(7,909,113)			$(4,023,026)
Less: Preferred stock dividends	(81,651)			(237,423)

Basic and Diluted EPS
Loss available to common stockholders	$(7,990,764)	34,514,594	$(0.23)	$(4,260,449)	20,412,024	$(0.21)

Potentially Dilutive Securities	Potentially dilutive securities include:
	September 30, 2012	September 30, 2011
Options to purchase common stock	-	129,532
Potentially dilutive securities include:
	December 31, 2011	December 31, 2010
Options to purchase common stock	–	129,532